Taxes (Tables)	6 Months Ended
Jun. 30, 2022
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Schedule of components of provision for income taxes
The below table summarizes the income tax benefits and corporate tax expenses incurred by the group:

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Income tax benefit	672,857	1,693,740
Corporate tax expense	(49,092)	—

	623,765	1,693,740

Schedule of movement of deferred tax assets	The significant components of the Group’s deferred tax assets as of the six-month
period ended 30 June 2022 indicated below were as follows:

	(Unaudited) For the six-month period ended 30 June 2022	(Audited) For the year ended 31 December 2021
	USD	USD

Deferred tax asset movement:
Opening balance	14,631,743	9,913,707
Deferred tax credits during the period/year	672,857	4,718,036

Closing balance	15,304,600	14,631,743